UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

SEMIANNUAL REPORT

April 30, 2012

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	2.5%
Colgate-Palmolive Co.	2.2%
Danaher Corp.	2.2%
Google, Inc., “A”	2.1%
Pernod Ricard S.A.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.0%
Reckitt Benckiser Group PLC	2.0%
United Technologies Corp.	2.0%
Compass Group PLC	1.9%

Equity sectors
Technology	15.4%
Consumer Staples	15.1%
Financial Services	12.7%
Industrial Goods & Services	11.4%
Health Care	10.4%
Retailing	8.6%
Special Products & Services	8.0%
Basic Materials	6.4%
Energy	4.5%
Leisure	2.8%
Transportation	1.9%
Autos & Housing	0.9%
Utilities & Communications	0.4%

Issuer country weightings (x)
United States	51.6%
France	12.0%
United Kingdom	9.8%
Switzerland	6.8%
Brazil	4.1%
Germany	4.0%
Taiwan	2.1%
Japan	1.8%
Spain	1.5%
Other Countries	6.3%

2

Portfolio Composition – continued

Currency exposure weightings (y)
United States Dollar	54.8%
Euro	18.1%
British Pound Sterling	9.8%
Swiss Franc	6.8%
Brazilian Real	3.1%
Taiwan Dollar	2.1%
Japanese Yen	1.8%
South Korean Won	1.0%
Hong Kong Dollar	0.9%
Other Currencies	1.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.54%	$1,000.00	$1,077.84	$7.96
	Hypothetical (h)	1.54%	$1,000.00	$1,017.21	$7.72
B	Actual	2.29%	$1,000.00	$1,073.65	$11.81
	Hypothetical (h)	2.29%	$1,000.00	$1,013.48	$11.46
C	Actual	2.29%	$1,000.00	$1,073.98	$11.81
	Hypothetical (h)	2.29%	$1,000.00	$1,013.48	$11.46
I	Actual	1.29%	$1,000.00	$1,079.42	$6.67
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47
R1	Actual	2.29%	$1,000.00	$1,073.64	$11.81
	Hypothetical (h)	2.29%	$1,000.00	$1,013.48	$11.46
R2	Actual	1.79%	$1,000.00	$1,076.89	$9.24
	Hypothetical (h)	1.79%	$1,000.00	$1,015.96	$8.97
R3	Actual	1.54%	$1,000.00	$1,077.60	$7.96
	Hypothetical (h)	1.54%	$1,000.00	$1,017.21	$7.72
R4	Actual	1.29%	$1,000.00	$1,079.28	$6.67
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Aerospace - 2.0%
United Technologies Corp.	49,050	$4,004,442

Alcoholic Beverages - 4.2%
Diageo PLC	119,072	$2,997,183
Heineken N.V.	24,551	1,342,661
Pernod Ricard S.A.	40,829	4,237,696

		$8,577,540
Apparel Manufacturers - 4.6%
Cia.Hering S.A.	11,100	$275,440
Compagnie Financiere Richemont S.A.	25,970	1,605,153
Li & Fung Ltd.	868,400	1,857,983
LVMH Moet Hennessy Louis Vuitton S.A. (l)	25,265	4,185,426
NIKE, Inc., “B”	13,170	1,473,328

		$9,397,330
Automotive - 0.9%
Johnson Controls, Inc.	57,300	$1,831,881

Broadcasting - 2.8%
Publicis Groupe	62,181	$3,206,758
Viacom, Inc., “B”	53,990	2,504,596

		$5,711,354
Brokerage & Asset Managers - 3.8%
BM&F Bovespa S.A.	219,900	$1,236,696
Charles Schwab Corp.	90,580	1,295,294
CME Group, Inc.	3,690	980,876
Credit Suisse Group AG	58,901	1,408,848
Franklin Resources, Inc.	22,140	2,778,791

		$7,700,505
Business Services - 8.0%
Accenture PLC, “A”	42,310	$2,748,035
Brenntag AG	14,502	1,806,372
Cognizant Technology Solutions Corp., “A” (a)	12,670	928,964
Compass Group PLC	380,010	3,971,665
Dun & Bradstreet Corp.	18,360	1,428,041

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Intertek Group PLC	28,672	$1,170,274
LPS Brasil - Consultoria de Imoveis S.A.	72,900	1,258,248
Michael Page International PLC	21,964	148,142
MSCI, Inc., “A” (a)	43,480	1,590,933
Verisk Analytics, Inc., “A” (a)	25,280	1,237,456

		$16,288,130
Chemicals - 0.5%
Monsanto Co.	12,520	$953,774

Computer Software - 3.6%
Autodesk, Inc. (a)	24,910	$980,707
Check Point Software Technologies Ltd. (a)	28,350	1,647,986
Dassault Systemes S.A.	11,444	1,110,682
Oracle Corp.	122,350	3,595,867

		$7,335,242
Computer Software - Systems - 3.6%
Apple, Inc. (a)	6,790	$3,966,990
EMC Corp. (a)	38,200	1,077,622
International Business Machines Corp.	10,870	2,250,960

		$7,295,572
Consumer Products - 5.7%
Colgate-Palmolive Co.	46,270	$4,577,954
Procter & Gamble Co.	48,700	3,099,268
Reckitt Benckiser Group PLC	69,015	4,017,599

		$11,694,821
Electrical Equipment - 8.0%
Amphenol Corp., “A”	30,450	$1,770,363
Danaher Corp.	84,180	4,564,240
Legrand S.A.	84,971	2,868,141
Mettler-Toledo International, Inc. (a)	6,940	1,244,481
Schneider Electric S.A.	29,534	1,814,360
Sensata Technologies Holding B.V. (a)	88,530	2,811,713
W.W. Grainger, Inc.	6,040	1,255,233

		$16,328,531
Electronics - 5.1%
ASML Holding N.V.	25,610	$1,305,854
Microchip Technology, Inc.	77,580	2,741,677
Samsung Electronics Co. Ltd.	1,736	2,125,762

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	269,118	$4,192,858

		$10,366,151
Energy - Independent - 1.4%
Occidental Petroleum Corp.	31,180	$2,844,240

Energy - Integrated - 0.9%
Exxon Mobil Corp.	21,330	$1,841,632

Food & Beverages - 5.2%
Groupe Danone (l)	72,789	$5,121,045
Mead Johnson Nutrition Co., “A”	15,410	1,318,480
Nestle S.A.	18,227	1,116,533
PepsiCo, Inc.	46,480	3,067,680

		$10,623,738
General Merchandise - 2.5%
Kohl’s Corp.	20,320	$1,018,642
Lojas Renner S.A.	64,100	2,060,387
Target Corp.	34,520	2,000,089

		$5,079,118
Internet - 2.5%
Google, Inc., “A” (a)	7,190	$4,351,604
Yahoo Japan Corp.	2,748	824,748

		$5,176,352
Machinery & Tools - 1.4%
Schindler Holding AG	21,948	$2,838,864

Major Banks - 2.6%
Bank of New York Mellon Corp.	37,950	$897,518
HSBC Holdings PLC	202,588	1,825,058
Standard Chartered PLC	107,288	2,622,212

		$5,344,788
Medical & Health Technology & Services - 1.4%
Diagnosticos da America S.A.	94,700	$683,118
Fresenius Medical Care AG & Co. KGaA	13,684	971,428
Patterson Cos., Inc.	35,040	1,194,514

		$2,849,060

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 6.4%
Becton, Dickinson & Co.	18,580	$1,457,601
DENTSPLY International, Inc.	53,650	2,202,869
Essilor International S.A.	11,600	1,021,716
Sonova Holding AG	21,174	2,337,503
St. Jude Medical, Inc.	32,810	1,270,403
Thermo Fisher Scientific, Inc.	59,410	3,306,166
Waters Corp. (a)	18,550	1,560,240

		$13,156,498
Metals & Mining - 1.6%
Rio Tinto PLC	59,160	$3,295,569

Network & Telecom - 0.6%
Cisco Systems, Inc.	63,230	$1,274,084

Oil Services - 2.2%
National Oilwell Varco, Inc.	11,010	$834,118
Schlumberger Ltd.	50,360	3,733,689

		$4,567,807
Other Banks & Diversified Financials - 5.9%
Banco Santander Brasil S.A., ADR	269,930	$2,178,335
Credicorp Ltd.	10,010	1,310,409
HDFC Bank Ltd.	111,624	1,149,071
Julius Baer Group Ltd.	66,967	2,563,877
MasterCard, Inc., “A”	3,470	1,569,377
Visa, Inc., “A”	26,610	3,272,498

		$12,043,567
Pharmaceuticals - 2.6%
Allergan, Inc.	12,010	$1,152,960
Bayer AG (l)	27,605	1,944,333
Johnson & Johnson	15,350	999,131
Teva Pharmaceutical Industries Ltd., ADR	25,250	1,154,935

		$5,251,359
Railroad & Shipping - 1.0%
Kuehne & Nagel International AG	16,440	$1,997,832

Real Estate - 0.4%
Brasil Brokers Participacoes S.A.	215,500	$737,119

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.3%
L’Air Liquide S.A.	7,849	$1,009,569
Linde AG	12,313	2,107,424
Praxair, Inc.	13,850	1,602,445
Shin-Etsu Chemical Co. Ltd.	48,400	2,790,551
Symrise AG	47,489	1,376,660

		$8,886,649
Specialty Stores - 1.5%
Industria de Diseno Textil S.A.	34,591	$3,111,302

Telecommunications - Wireless - 0.4%
MTN Group Ltd.	52,740	$921,976

Trucking - 0.9%
Expeditors International of Washington, Inc.	48,280	$1,931,200
Total Common Stocks (Identified Cost, $183,102,527)		$201,258,027

Collateral for Securities Loaned - 4.1%
Morgan Stanley Repurchase Agreement, 0.20%, dated 4/30/12, due 5/01/12, total to be received $8,456,379 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $8,625,462 in an individuallly traded account), at Cost and Value	$8,456,332	$8,456,332

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,991,913	$1,991,913
Total Investments (Identified Cost, $193,550,772)		$211,706,272

Other Assets, Less Liabilities - (3.6)%		(7,280,037)
Net Assets - 100.0%		$204,426,235

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $191,558,859)	$209,714,359
Underlying affiliated funds, at cost and value	1,991,913
Total investments, at value, including $7,906,439 of securities on loan (identified cost, $193,550,772)	$211,706,272
Cash	121,703
Foreign currency, at value (identified cost, $2,382)	1,652
Receivables for
Investments sold	2,402,858
Fund shares sold	25,462
Interest and dividends	568,980
Other assets	1,561
Total assets	$214,828,488
Liabilities
Payables for
Investments purchased	$1,552,660
Fund shares reacquired	165,483
Collateral for securities loaned, at value	8,456,332
Payable to affiliates
Investment adviser	20,696
Shareholder servicing costs	121,088
Distribution and service fees	7,324
Payable for independent Trustees’ compensation	27,755
Accrued expenses and other liabilities	50,915
Total liabilities	$10,402,253
Net assets	$204,426,235
Net assets consist of
Paid-in capital	$190,698,602
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	18,170,148
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,496,014)
Undistributed net investment income	53,499
Net assets	$204,426,235
Shares of beneficial interest outstanding	7,533,306

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$168,455,354	6,148,014	$27.40
Class B	9,024,647	357,808	25.22
Class C	11,840,894	474,161	24.97
Class I	7,269,836	260,302	27.93
Class R1	877,949	35,216	24.93
Class R2	3,910,616	146,209	26.75
Class R3	2,850,449	104,433	27.29
Class R4	196,490	7,163	27.43

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.07 [100 / 94.25 x $27.40]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,722,984
Interest	13,289
Dividends from underlying affiliated funds	1,109
Foreign taxes withheld	(53,002)
Total investment income	$1,684,380
Expenses
Management fee	$887,285
Distribution and service fees	323,491
Shareholder servicing costs	206,783
Administrative services fee	19,946
Independent Trustees’ compensation	8,006
Custodian fee	46,883
Shareholder communications	12,269
Audit and tax fees	33,212
Legal fees	1,717
Miscellaneous	59,670
Total expenses	$1,599,262
Reduction of expenses by investment adviser	(345)
Net expenses	$1,598,917
Net investment income	$85,463
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$4,316,195
Foreign currency transactions	(22,555)
Net realized gain (loss) on investments and foreign currency transactions	$4,293,640
Change in unrealized appreciation (depreciation)
Investments	$10,451,153
Translation of assets and liabilities in foreign currencies	(6,184)
Net unrealized gain (loss) on investments and foreign currency translation	$10,444,969
Net realized and unrealized gain (loss) on investments and foreign currency	$14,738,609
Change in net assets from operations	$14,824,072

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$85,463	$734,646
Net realized gain (loss) on investments and foreign currency transactions	4,293,640	13,222,696
Net unrealized gain (loss) on investments and foreign currency translation	10,444,969	(7,707,674)
Change in net assets from operations	$14,824,072	$6,249,668
Distributions declared to shareholders
From net investment income	$(513,017)	$(470,013)
Change in net assets from fund share transactions	$(10,500,107)	$(32,285,117)
Total change in net assets	$3,810,948	$(26,505,462)
Net assets
At beginning of period	200,615,287	227,120,749
At end of period (including undistributed net investment income of $53,499 and $481,053, respectively)	$204,426,235	$200,615,287

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$25.50		$24.88	$21.93	$17.35		$29.26	$23.97
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.11	$0.08	$0.11		$0.08	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.95		0.57	2.96	4.47		(11.82)	5.28
Total from investment operations	$1.97		$0.68	$3.04	$4.58		$(11.74)	$5.53
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.06)	$(0.09)	$(0.00	)(w)	$(0.17)	$(0.24)
Net asset value, end of period (x)	$27.40		$25.50	$24.88	$21.93		$17.35	$29.26
Total return (%) (r)(s)(t)(x)	7.78	(n)	2.73	13.92	26.40		(40.34)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.53	1.55	1.70		1.62	1.58
Expenses after expense reductions (f)	1.54	(a)	1.53	1.55	1.67		1.52	1.48
Net investment income	0.16	(a)(l)	0.42	0.34	0.59		0.30	0.97
Portfolio turnover	18		39	63	83		88	68
Net assets at end of period (000 omitted)	$168,455		$164,474	$183,544	$180,278		$153,184	$297,956

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.49		$23.03	$20.37	$16.24	$27.42	$22.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.08)	$(0.09)	$(0.03)	$(0.11)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		0.54	2.75	4.16	(11.07)	4.95
Total from investment operations	$1.73		$0.46	$2.66	$4.13	$(11.18)	$5.01
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.05)
Net asset value, end of period (x)	$25.22		$23.49	$23.03	$20.37	$16.24	$27.42
Total return (%) (r)(s)(t)(x)	7.36	(n)	2.00	13.06	25.43	(40.77)	22.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	2.28	2.30	2.43	2.27	2.23
Expenses after expense reductions (f)	2.29	(a)	2.28	2.30	2.43	2.27	2.23
Net investment income (loss)	(0.60	)(a)(l)	(0.35)	(0.43)	(0.19)	(0.47)	0.25
Portfolio turnover	18		39	63	83	88	68
Net assets at end of period (000 omitted)	$9,025		$9,854	$13,563	$17,219	$19,582	$64,416

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009	2008		2007

Net asset value, beginning of period	$23.25		$22.81	$20.17	$16.08	$27.15		$22.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.07)	$(0.09)	$(0.03)	$(0.11)		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		0.51	2.73	4.12	(10.96)		4.91
Total from investment operations	$1.72		$0.44	$2.64	$4.09	$(11.07)		$4.96
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.00	)(w)	$(0.07)
Net asset value, end of period (x)	$24.97		$23.25	$22.81	$20.17	$16.08		$27.15
Total return (%) (r)(s)(t)(x)	7.40	(n)	1.93	13.09	25.44	(40.77)		22.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	2.28	2.30	2.42	2.27		2.23
Expenses after expense reductions (f)	2.29	(a)	2.28	2.30	2.41	2.27		2.23
Net investment income (loss)	(0.58	)(a)(l)	(0.31)	(0.41)	(0.19)	(0.45)		0.21
Portfolio turnover	18		39	63	83	88		68
Net assets at end of period (000 omitted)	$11,841		$11,327	$14,485	$13,598	$10,326		$20,249

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$26.03		$25.39	$22.37	$17.73	$29.87	$24.46
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.18	$0.14	$0.16	$0.14	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		0.58	3.02	4.55	(12.05)	5.39
Total from investment operations	$2.04		$0.76	$3.16	$4.71	$(11.91)	$5.71
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.12)	$(0.14)	$(0.07)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$27.93		$26.03	$25.39	$22.37	$17.73	$29.87
Total return (%) (r)(s)(x)	7.94	(n)	2.99	14.18	26.68	(40.16)	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.28	1.30	1.42	1.27	1.23
Expenses after expense reductions (f)	1.29	(a)	1.28	1.30	1.41	1.27	1.23
Net investment income	0.42	(a)(l)	0.67	0.60	0.84	0.54	1.22
Portfolio turnover	18		39	63	83	88	68
Net assets at end of period (000 omitted)	$7,270		$6,731	$6,788	$5,875	$4,306	$7,739

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.22		$22.77	$20.14	$16.05	$27.29	$22.42
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.08)	$(0.08)	$(0.02)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.78		0.53	2.71	4.11	(10.95)	5.06
Total from investment operations	$1.71		$0.45	$2.63	$4.09	$(11.07)	$4.96
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.17)	$(0.09)
Net asset value, end of period (x)	$24.93		$23.22	$22.77	$20.14	$16.05	$27.29
Total return (%) (r)(s)(x)	7.36	(n)	1.98	13.06	25.48	(40.80)	22.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	2.28	2.30	2.41	2.31	2.35
Expenses after expense reductions (f)	2.29	(a)	2.28	2.30	2.41	2.31	2.33
Net investment loss	(0.56	)(a)(l)	(0.33)	(0.38)	(0.11)	(0.53)	(0.43)
Portfolio turnover	18		39	63	83	88	68
Net assets at end of period (000 omitted)	$878		$775	$791	$886	$632	$1,009

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011		2010	2009	2008	2007

Net asset value, beginning of period	$24.84		$24.25		$21.37	$16.95	$28.77	$23.58
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04		$0.02	$0.06	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		0.55		2.90	4.36	(11.66)	5.29
Total from investment operations	$1.91		$0.59		$2.92	$4.42	$(11.64)	$5.33
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.04)	$—	$(0.18)	$(0.14)
Net asset value, end of period (x)	$26.75		$24.84		$24.25	$21.37	$16.95	$28.77
Total return (%) (r)(s)(x)	7.69	(n)	2.45		13.66	26.08	(40.70)	22.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.78		1.80	1.93	1.79	1.90
Expenses after expense reductions (f)	1.79	(a)	1.78		1.80	1.93	1.79	1.88
Net investment income (loss)	(0.08	)(a)(l)	0.14		0.10	0.36	0.06	0.16
Portfolio turnover	18		39		63	83	88	68
Net assets at end of period (000 omitted)	$3,911		$4,586		$5,250	$5,128	$4,808	$4,168

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.41		$24.80	$21.86	$17.29	$29.16	$23.91
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.11	$0.08	$0.11	$0.07	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		0.56	2.96	4.46	(11.78)	5.33
Total from investment operations	$1.96		$0.67	$3.04	$4.57	$(11.71)	$5.48
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.06)	$(0.10)	$—	$(0.16)	$(0.23)
Net asset value, end of period (x)	$27.29		$25.41	$24.80	$21.86	$17.29	$29.16
Total return (%) (r)(s)(x)	7.76	(n)	2.72	13.93	26.43	(40.37)	23.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.53	1.55	1.67	1.55	1.62
Expenses after expense reductions (f)	1.54	(a)	1.53	1.55	1.67	1.55	1.62
Net investment income	0.18	(a)(l)	0.42	0.34	0.60	0.28	0.58
Portfolio turnover	18		39	63	83	88	68
Net assets at end of period (000 omitted)	$2,850		$2,693	$2,528	$2,168	$1,779	$3,563

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.57		$24.95	$21.98	$17.41	$29.33	$24.02
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.17	$0.14	$0.19	$0.14	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		0.57	2.97	4.44	(11.85)	5.31
Total from investment operations	$2.00		$0.74	$3.11	$4.63	$(11.71)	$5.59
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.12)	$(0.14)	$(0.06)	$(0.21)	$(0.28)
Net asset value, end of period (x)	$27.43		$25.57	$24.95	$21.98	$17.41	$29.33
Total return (%) (r)(s)(x)	7.93	(n)	2.96	14.21	26.73	(40.20)	23.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.28	1.30	1.38	1.29	1.33
Expenses after expense reductions (f)	1.29	(a)	1.28	1.30	1.38	1.29	1.33
Net investment income	0.43	(a)(l)	0.67	0.60	1.03	0.54	1.07
Portfolio turnover	18		39	63	83	88	68
Net assets at end of period (000 omitted)	$196		$175	$171	$146	$46	$78

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

22

Notes to Financial Statements (unaudited) – continued

valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

23

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$102,394,664	$—	$—	$102,394,664
France	24,575,394	—	—	24,575,394
United Kingdom	20,047,704	—	—	20,047,704
Switzerland	13,868,610	—	—	13,868,610
Brazil	8,429,344	—	—	8,429,344
Germany	8,206,216	—	—	8,206,216
Taiwan	4,192,858	—	—	4,192,858
Japan	—	3,615,299	—	3,615,299
Spain	3,111,302	—	—	3,111,302
Other Countries	10,690,874	2,125,762	—	12,816,636
Short Term Securities	—	8,456,332	—	8,456,332
Mutual Funds	1,991,913	—	—	1,991,913
Total Investments	$197,508,879	$14,197,393	$—	$211,706,272

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $62,035,504 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

24

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum

25

Notes to Financial Statements (unaudited) – continued

exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended April 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$470,013

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$193,723,752
Gross appreciation	28,505,684
Gross depreciation	(10,523,164)
Net unrealized appreciation (depreciation)	$17,982,520

As of 10/31/11
Undistributed ordinary income	511,192
Capital loss carryforwards	(8,616,674)
Other temporary differences	(9,307)
Net unrealized appreciation (depreciation)	7,531,367

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/17	$(8,616,674)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

27

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/12	Year ended 10/31/11
Class A	$467,829	$429,431
Class I	35,928	32,194
Class R2	—	907
Class R3	8,269	6,647
Class R4	991	834
Total	$513,017	$470,013

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,891 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$203,223
Class B	0.75%	0.25%	1.00%	1.00%	46,754
Class C	0.75%	0.25%	1.00%	1.00%	56,785
Class R1	0.75%	0.25%	1.00%	1.00%	3,989
Class R2	0.25%	0.25%	0.50%	0.50%	9,400
Class R3	—	0.25%	0.25%	0.25%	3,340
Total Distribution and Service Fees					$323,491

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$—
Class B	5,609
Class C	627

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $86,534, which equated to 0.0877% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $120,249.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $389 and the Retirement Deferral plan resulted in an expense of $3,053. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $25,866 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,136 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

30

Notes to Financial Statements (unaudited) – continued

in the amount of $345, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $36,203,005 and $49,080,383, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	159,973	$4,149,246	397,763	$10,337,265
Class B	16,138	390,356	38,754	930,719
Class C	36,406	863,489	39,177	925,238
Class I	30,227	834,315	34,344	902,016
Class R1	3,017	72,549	5,011	117,591
Class R2	9,580	251,813	25,666	646,865
Class R3	7,233	189,797	18,958	489,091
Class R4	263	7,323	81	2,097
	262,837	$6,758,888	559,754	$14,350,882
Shares issued to shareholders in reinvestment of distributions
Class A	17,944	$424,920	15,241	$393,069
Class I	1,371	33,065	1,113	29,242
Class R2	—	—	33	834
Class R3	350	8,269	259	6,647
Class R4	42	991	32	834
	19,707	$467,245	16,678	$430,626

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(480,283)	$(12,446,379)	(1,340,941)	$(34,753,607)
Class B	(77,929)	(1,868,477)	(207,981)	(4,970,316)
Class C	(49,329)	(1,182,990)	(187,239)	(4,147,439)
Class I	(29,870)	(790,223)	(44,205)	(1,186,856)
Class R1	(1,173)	(26,421)	(6,373)	(145,653)
Class R2	(47,942)	(1,178,874)	(57,658)	(1,467,820)
Class R3	(9,159)	(232,874)	(15,166)	(391,732)
Class R4	—	(2)	(119)	(3,202)
	(695,685)	$(17,726,240)	(1,859,682)	$(47,066,625)
Net change
Class A	(302,366)	$(7,872,213)	(927,937)	$(24,023,273)
Class B	(61,791)	(1,478,121)	(169,227)	(4,039,597)
Class C	(12,923)	(319,501)	(148,062)	(3,222,201)
Class I	1,728	77,157	(8,748)	(255,598)
Class R1	1,844	46,128	(1,362)	(28,062)
Class R2	(38,362)	(927,061)	(31,959)	(820,121)
Class R3	(1,576)	(34,808)	4,051	104,006
Class R4	305	8,312	(6)	(271)
	(413,141)	$(10,500,107)	(1,283,250)	$(32,285,117)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $732 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,002,486	16,052,123	(15,062,696)	1,991,913

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,109	$1,991,913

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

34

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Strategic Income Fund

SEMIANNUAL REPORT

April 30, 2012

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	41.0%
High Yield Corporates	30.7%
Non-U.S. Government Bonds	14.4%
Emerging Markets Bonds	8.6%
Mortgage-Backed Securities	1.3%
Commercial Mortgage-Backed Securities	1.3%
Collateralized Debt Obligations	0.6%
Asset-Backed Securities	0.4%
U.S. Government Agencies	0.1%
Floating Rate Loans (o)	0.0%
U.S. Treasury Securities	(3.4)%

Composition including fixed income credit quality (a)(i)
AAA	7.1%
AA	7.2%
A	18.3%
BBB	30.2%
BB	14.0%
B	15.2%
CCC	4.6%
CC	0.1%
C	0.2%
Federal Agencies	1.4%
Not Rated	(3.3)%
Non-Fixed Income	0.6%
Cash & Other	4.4%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.6 yrs.

Issuer country weightings (i)(x)
United States	61.6%
United Kingdom	5.7%
Japan	3.2%
Netherlands	2.8%
France	2.6%
Brazil	2.3%
Canada	2.2%
Germany	2.0%
Italy	1.8%
Other Countries	15.8%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.05%	$1,000.00	$1,046.39	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$1,042.71	$9.14
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$1,042.78	$9.14
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$1,047.71	$4.07
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.5%
Issuer	Shares/Par		Value ($)

Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018		$260,000	$287,950
Bombardier, Inc., 7.5%, 2018 (n)		470,000	520,525
Bombardier, Inc., 7.75%, 2020 (n)		155,000	173,213
CPI International, Inc., 8%, 2018		320,000	282,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	86,041
Huntington Ingalls Industries, Inc., 7.125%, 2021		$560,000	592,900
Kratos Defense & Security Solutions, Inc., 10%, 2017		105,000	112,875

			$2,055,504
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013		$929,684	$897,145

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016		$135,000	$148,669
Hanesbrands, Inc., 6.375%, 2020		165,000	170,363
Jones Group, Inc., 6.875%, 2019		190,000	185,013
Levi Strauss & Co., 6.875%, 2022 (z)		45,000	46,013
Phillips-Van Heusen Corp., 7.375%, 2020		305,000	337,025

			$887,083
Asset-Backed & Securitized - 2.3%
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019 (z)		$334,461	$284,291
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040 (z)		458,203	255,916
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)		675,296	678,673
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		607,998	614,438
Crest Ltd., “A1” CDO, FRN, 0.953%, 2018 (z)		612,866	551,579
Crest Ltd., CDO, 7%, 2040 (a)(p)		459,553	22,978
Falcon Franchise Loan LLC, FRN, 5.668%, 2023 (i)(z)		1,246,880	121,820
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)		1,085,031	140,837
First Union-Lehman Brothers Bank of America, FRN, 0.605%, 2035 (i)		9,891,848	140,177
GMAC LLC, FRN, 6.02%, 2033 (z)		714,609	740,359
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	786,899
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	315,375
KKR Financial CLO Ltd., “C”, FRN, 1.916%, 2021 (n)		523,730	424,221
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039 (i)(z)		4,798,092	107,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013 (z)	$875,000	$872,811
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032 (z)	1,075,000	1,095,081

		$7,153,412
Automotive - 2.2%
Accuride Corp., 9.5%, 2018	$575,000	$610,938
Allison Transmission, Inc., 7.125%, 2019 (n)	430,000	450,425
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	230,000	238,050
Ford Motor Co., 7.45%, 2031	210,000	267,488
Ford Motor Credit Co. LLC, 12%, 2015	1,523,000	1,918,980
General Motors Financial Co., Inc., 6.75%, 2018	480,000	511,214
Goodyear Tire & Rubber Co., 7%, 2022	135,000	133,988
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,130,000	1,184,729
Jaguar Land Rover PLC, 8.125%, 2021 (n)	430,000	449,350
Lear Corp., 8.125%, 2020	195,000	217,425
RCI Banque S.A., 4.6%, 2016 (n)	820,000	816,156

		$6,798,743
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$285,000	$316,350

Broadcasting - 3.1%
Allbritton Communications Co., 8%, 2018	$255,000	$271,575
AMC Networks, Inc., 7.75%, 2021 (n)	194,000	216,795
CBS Corp., 5.75%, 2020	260,000	301,951
CBS Corp., 3.375%, 2022	1,235,000	1,215,649
Clear Channel Communications, Inc., 9%, 2021	301,000	272,405
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	165,000	163,350
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	15,000	14,588
Hughes Network Systems LLC, 7.625%, 2021	190,000	205,913
Inmarsat Finance PLC, 7.375%, 2017 (n)	275,000	295,625
Intelsat Bermuda Ltd., 11.25%, 2017	550,000	570,625
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	430,000	448,275
Intelsat Jackson Holdings Ltd., 11.25%, 2016	170,000	178,713
LBI Media, Inc., 8.5%, 2017 (z)	190,000	47,975
Liberty Media Corp., 8.5%, 2029	260,000	267,475
Liberty Media Corp., 8.25%, 2030	175,000	178,063
LIN Television Corp., 8.375%, 2018	90,000	93,375
Local TV Finance LLC, 9.25%, 2015 (p)(z)	369,002	380,072
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,097,167
Newport Television LLC, 13%, 2017 (n)(p)	148,309	154,798
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	138,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	$130,000	$144,950
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	54,625
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	203,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	204,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	440,000	479,600
Townsquare Radio LLC, 9%, 2019 (z)	120,000	123,600
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	394,388
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	140,738
Univision Communications, Inc., 8.5%, 2021 (n)	225,000	222,188
Vivendi S.A., 4.75%, 2022 (n)	990,000	954,607

		$9,435,785
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015	$225,000	$229,781
E*TRADE Financial Corp., 12.5%, 2017	240,000	279,600
TD AMERITRADE Holding Corp., 5.6%, 2019	1,045,000	1,168,176

		$1,677,557
Building - 1.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$125,000	$131,250
Building Materials Holding Corp., 7%, 2020 (n)	290,000	309,575
Building Materials Holding Corp., 6.75%, 2021 (n)	115,000	119,744
CEMEX Finance LLC, 9.5%, 2016 (n)	363,000	357,555
CEMEX S.A.B. de C.V., 9%, 2018 (n)	100,000	93,500
CEMEX S.A.B. de C.V., FRN, 5.47%, 2015 (n)	150,000	133,875
CRH PLC, 8.125%, 2018	590,000	700,637
HD Supply, Inc., 8.125%, 2019 (z)	95,000	102,006
Masonite International Corp., 8.25%, 2021 (n)	305,000	317,200
Nortek, Inc., 10%, 2018	85,000	89,675
Nortek, Inc., 8.5%, 2021	435,000	429,563
USG Corp., 7.875%, 2020 (z)	150,000	154,125

		$2,938,705
Business Services - 0.5%
Ceridian Corp., 12.25%, 2015 (p)	$275,000	$263,313
Fidelity National Information Services, Inc., 7.625%, 2017	135,000	148,163
Fidelity National Information Services, Inc., 5%, 2022 (n)	125,000	125,000
iGate Corp., 9%, 2016	270,000	292,950
Iron Mountain, Inc., 8.375%, 2021	360,000	392,400
SunGard Data Systems, Inc., 10.25%, 2015	183,000	189,634
SunGard Data Systems, Inc., 7.375%, 2018	120,000	128,100

		$1,539,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$70,000	$71,400
CCH II LLC, 13.5%, 2016		305,000	344,650
CCO Holdings LLC, 7.875%, 2018		465,000	503,363
CCO Holdings LLC, 8.125%, 2020		380,000	425,600
Cequel Communications Holdings, 8.625%, 2017 (n)		160,000	172,800
CSC Holdings LLC, 8.5%, 2014		185,000	203,963
DIRECTV Holdings LLC, 5.875%, 2019		370,000	425,743
DIRECTV Holdings LLC, 3.8%, 2022 (n)		1,230,000	1,224,435
DISH DBS Corp., 6.75%, 2021		170,000	186,150
EchoStar Corp., 7.125%, 2016		170,000	188,275
Myriad International Holdings B.V., 6.375%, 2017 (n)		376,000	415,615
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,198,336
UPC Holding B.V., 9.875%, 2018 (n)		215,000	237,575
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	427,315
Videotron Ltee, 5%, 2022 (n)		160,000	159,600
Virgin Media Finance PLC, 9.5%, 2016		65,000	72,800
Virgin Media Finance PLC, 8.375%, 2019		160,000	179,600
Virgin Media Finance PLC, 5.25%, 2022		310,000	310,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	225,000	320,915

			$7,068,135
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 6.625%, 2018		$490,000	$526,750
Dow Chemical Co., 8.55%, 2019		1,410,000	1,869,670
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		435,000	455,663
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		70,000	66,675
Huntsman International LLC, 8.625%, 2021		230,000	262,488
INEOS Finance PLC, 8.375%, 2019 (n)		210,000	225,225
INEOS Group Holdings PLC, 8.5%, 2016 (n)		215,000	210,163
LyondellBasell Industries N.V., 6%, 2021 (n)		320,000	345,600
Momentive Performance Materials, Inc., 12.5%, 2014		410,000	434,600
Momentive Performance Materials, Inc., 11.5%, 2016		256,000	211,840
Polypore International, Inc., 7.5%, 2017		275,000	288,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		347,000	378,128

			$5,275,552
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)		$345,000	$386,400
Lawson Software, Inc., 9.375%, 2019 (n)		35,000	36,575
Oracle Corp., 5.375%, 2040		607,000	717,549
Syniverse Holdings, Inc., 9.125%, 2019		370,000	410,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - continued
TransUnion Holding Co., Inc., 9.625%, 2018 (n)	$100,000	$107,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	65,000	77,188

		$1,735,200
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (z)	$125,000	$130,938
CDW LLC/CDW Finance Corp., 12.535%, 2017	85,000	92,650
CDW LLC/CDW Finance Corp., 8.5%, 2019	420,000	449,400
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)	75,000	80,250
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	255,000	281,138

		$1,034,376
Conglomerates - 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$520,000	$559,000
Dynacast International LLC, 9.25%, 2019 (z)	215,000	225,750
Griffon Corp., 7.125%, 2018	425,000	443,594
Tomkins LLC/Tomkins, Inc., 9%, 2018	450,000	500,625

		$1,728,969
Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$240,000	$265,500
Elizabeth Arden, Inc., 7.375%, 2021	280,000	307,300
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	20,000	20,600
Jarden Corp., 7.5%, 2020	315,000	343,350
Libbey Glass, Inc., 10%, 2015	216,000	230,310
Mattel, Inc., 5.45%, 2041	478,000	506,264
Whirlpool Corp., 8%, 2012	429,000	429,000

		$2,102,324
Consumer Services - 0.4%
Realogy Corp., 11.5%, 2017	$285,000	$266,475
Service Corp. International, 7%, 2017	975,000	1,087,125

		$1,353,600
Containers - 0.7%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$220,000	$233,750
Ball Corp., 5%, 2022	160,000	162,800
Greif, Inc., 6.75%, 2017	915,000	988,200
Reynolds Group, 7.75%, 2016 (n)	145,000	153,338
Reynolds Group, 7.125%, 2019 (n)	180,000	188,100
Reynolds Group, 9.875%, 2019 (n)	100,000	104,250
Reynolds Group, 8.25%, 2021 (n)	205,000	197,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Sealed Air Corp., 8.125%, 2019 (n)	$50,000	$55,875
Sealed Air Corp., 8.375%, 2021 (n)	50,000	56,750

		$2,140,888
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,418,347
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	441,876
ManTech International Corp., 7.25%, 2018	245,000	261,538

		$2,121,761
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$120,000	$118,950

Electronics - 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$295,000	$323,394
Freescale Semiconductor, Inc., 8.05%, 2020	140,000	141,050
Sensata Technologies B.V., 6.5%, 2019 (n)	500,000	521,250
Tyco Electronics Group S.A., 3.5%, 2022	275,000	275,102

		$1,260,796
Emerging Market Quasi-Sovereign - 3.7%
Banco do Brasil S.A., 5.875%, 2022 (n)	$606,000	$630,240
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (z)	254,000	253,619
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,212,000	1,318,050
CEZ A.S., 4.25%, 2022 (n)	1,725,000	1,717,272
CNOOC Finance (2012) Ltd., 3.875%, 2022 (z)	204,000	204,168
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	531,213
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	648,585
Development Bank of Kazakhstan, 5.5%, 2015 (n)	283,000	302,103
Gaz Capital S.A., 9.25%, 2019	177,000	220,365
Gaz Capital S.A., 5.999%, 2021 (n)	1,006,000	1,071,792
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	300,000	295,125
Pertamina PT, 6%, 2042 (z)	201,000	197,483
Petrobras International Finance Co., 7.875%, 2019	705,000	871,627
Petrobras International Finance Co., 6.75%, 2041	414,000	497,207
Petroleos Mexicanos, 5.5%, 2021	665,000	740,145
Petroleos Mexicanos, 4.875%, 2022 (n)	344,000	366,748
Petroleos Mexicanos, 6.5%, 2041 (n)	292,000	338,720
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	206,500
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	632,879	680,345
VTB Capital S.A., 6%, 2017 (z)	374,000	380,732

		$11,472,039

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 1.4%
Republic of Colombia, 6.125%, 2041	$210,000	$265,230
Republic of Croatia, 6.25%, 2017 (z)	200,000	202,372
Republic of Indonesia, 4.875%, 2021 (n)	200,000	215,000
Republic of Lithuania, 6.125%, 2021 (n)	101,000	109,585
Republic of Lithuania, 6.625%, 2022 (n)	740,000	828,800
Republic of Philippines, 5.5%, 2026	200,000	229,500
Republic of Philippines, 6.375%, 2034	300,000	372,375
Republic of Poland, 5%, 2022	423,000	452,610
Republic of Romania, 6.75%, 2022 (n)	744,000	781,200
Republic of South Africa, 4.665%, 2024	526,000	550,985
Russian Federation, 5.625%, 2042 (n)	200,000	211,740

		$4,219,397
Energy - Independent - 3.8%
ATP Oil & Gas Corp., 11.875%, 2015	$195,000	$150,150
Bill Barrett Corp., 9.875%, 2016	255,000	283,050
BreitBurn Energy Partners LP, 8.625%, 2020	140,000	149,100
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	160,000	161,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	170,000	180,200
Chaparral Energy, Inc., 8.875%, 2017	485,000	508,343
Chaparral Energy, Inc., 7.625%, 2022 (z)	405,000	406,519
Chesapeake Energy Corp., 6.875%, 2020	180,000	175,500
Concho Resources, Inc., 8.625%, 2017	175,000	191,625
Concho Resources, Inc., 6.5%, 2022	365,000	385,075
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	130,000	129,350
Continental Resources, Inc., 8.25%, 2019	265,000	296,800
Denbury Resources, Inc., 8.25%, 2020	380,000	423,700
Energy XXI Gulf Coast, Inc., 9.25%, 2017	470,000	515,825
EQT Corp., 4.875%, 2021	431,000	439,556
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	505,000	537,825
EXCO Resources, Inc., 7.5%, 2018	430,000	366,575
Harvest Operations Corp., 6.875%, 2017 (n)	455,000	480,025
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	115,000	125,638
Laredo Petroleum, Inc., 9.5%, 2019	200,000	223,500
Laredo Petroleum, Inc., 7.375%, 2022 (z)	45,000	46,575
LINN Energy LLC, 6.5%, 2019 (n)	115,000	115,575
LINN Energy LLC, 8.625%, 2020	160,000	174,800
LINN Energy LLC, 7.75%, 2021	206,000	217,330
Newfield Exploration Co., 6.625%, 2016	270,000	276,075
Newfield Exploration Co., 6.875%, 2020	195,000	207,188
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	787,000	816,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Pioneer Natural Resources Co., 7.5%, 2020	$615,000	$757,997
Plains Exploration & Production Co., 8.625%, 2019	215,000	241,875
QEP Resources, Inc., 6.875%, 2021	525,000	576,188
Range Resources Corp., 8%, 2019	190,000	209,000
SandRidge Energy, Inc., 8%, 2018 (n)	505,000	523,938
SM Energy Co., 6.5%, 2021	280,000	295,400
Southwestern Energy Co., 4.1%, 2022 (n)	555,000	553,853
Swift Energy Co., 7.875%, 2022 (n)	135,000	138,038
Talisman Energy, Inc., 7.75%, 2019	120,000	149,043
Whiting Petroleum Corp., 6.5%, 2018	155,000	165,075

		$11,594,419
Energy - Integrated - 1.1%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$302,232
BP Capital Markets PLC, 4.742%, 2021	760,000	863,846
Cenovus Energy, Inc., 4.5%, 2014	320,000	345,798
Hess Corp., 8.125%, 2019	270,000	350,965
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	534,000	582,060
Petro-Canada Financial Partnership, 5%, 2014	860,000	941,481

		$3,386,382
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$230,000	$234,600

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$455,000	$485,144
AMC Entertainment, Inc., 9.75%, 2020	295,000	287,625
Cedar Fair LP, 9.125%, 2018	190,000	212,800
Cinemark USA, Inc., 8.625%, 2019	385,000	427,831

		$1,413,400
Financial Institutions - 1.9%
Ally Financial, Inc., 5.5%, 2017	$285,000	$291,279
CIT Group, Inc., 5.25%, 2014 (n)	400,000	412,000
CIT Group, Inc., 5.25%, 2018	205,000	211,150
CIT Group, Inc., 6.625%, 2018 (n)	314,000	341,475
CIT Group, Inc., 5.5%, 2019 (n)	335,000	344,213
General Electric Capital Corp., 6%, 2019	300,000	354,558
General Electric Capital Corp., 5.5%, 2020	710,000	811,810
GMAC, Inc., 8%, 2031	60,000	68,700
Icahn Enterprises LP, 8%, 2018	140,000	149,625
International Lease Finance Corp., 4.875%, 2015	125,000	125,017
International Lease Finance Corp., 8.625%, 2015	135,000	149,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 8.75%, 2017		$235,000	$263,788
International Lease Finance Corp., 7.125%, 2018 (n)		390,000	429,000
Nationstar Mortgage LLC, 10.875%, 2015		485,000	518,950
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)		115,000	118,163
PHH Corp., 9.25%, 2016		270,000	275,400
SLM Corp., 8.45%, 2018		130,000	142,350
SLM Corp., 8%, 2020		770,000	818,125
SLM Corp., 7.25%, 2022		55,000	55,550

			$5,880,666
Food & Beverages - 2.6%
Anheuser-Busch InBev S.A., 7.75%, 2019		$1,100,000	$1,455,361
ARAMARK Corp., 8.5%, 2015		240,000	246,002
B&G Foods, Inc., 7.625%, 2018		480,000	516,000
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		101,000	104,907
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		160,000	162,000
Kraft Foods, Inc., 6.125%, 2018		720,000	870,841
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,443,651
Pernod Ricard S.A., 5.75%, 2021 (n)		594,000	670,665
Pernod-Ricard S.A., 4.45%, 2022 (n)		213,000	220,893
Pinnacle Foods Finance LLC, 9.25%, 2015		360,000	369,000
Pinnacle Foods Finance LLC, 8.25%, 2017		80,000	86,600
SABMiller Holdings, Inc., 3.75%, 2022 (n)		904,000	940,170
TreeHouse Foods, Inc., 7.75%, 2018		235,000	254,388
Tyson Foods, Inc., 6.85%, 2016		560,000	634,900

			$7,975,378
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,187,088

Forest & Paper Products - 0.5%
Boise, Inc., 8%, 2020		$280,000	$308,700
Cascades, Inc., 7.75%, 2017		185,000	183,150
Georgia-Pacific Corp., 8%, 2024		185,000	241,304
Graphic Packaging Holding Co., 7.875%, 2018		190,000	210,900
Monaco SpinCo, Inc., 6.75%, 2020 (z)		45,000	46,575
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	276,190
Tembec Industries, Inc., 11.25%, 2018 (n)		$135,000	144,450

			$1,411,269
Gaming & Lodging - 1.8%
Boyd Gaming Corp., 7.125%, 2016		$255,000	$248,625
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		75,000	77,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		$315,000	$197
GWR Operating Partnership LLP, 10.875%, 2017		135,000	151,875
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	668,525
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,205
Harrah’s Operating Co., Inc., 10%, 2018		263,000	198,236
Marriott International, Inc., 5.625%, 2013		630,000	652,354
MGM Mirage, 10.375%, 2014		45,000	51,300
MGM Mirage, 6.625%, 2015		110,000	114,400
MGM Mirage, 7.5%, 2016		60,000	62,400
MGM Resorts International, 11.375%, 2018		300,000	357,375
MGM Resorts International, 9%, 2020		250,000	278,750
Penn National Gaming, Inc., 8.75%, 2019		445,000	496,175
Pinnacle Entertainment, Inc., 8.75%, 2020		225,000	248,063
Pinnacle Entertainment, Inc., 7.75%, 2022		105,000	111,300
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		365,000	373,213
Wyndham Worldwide Corp., 6%, 2016		4,000	4,489
Wyndham Worldwide Corp., 5.75%, 2018		760,000	843,608
Wyndham Worldwide Corp., 7.375%, 2020		170,000	203,233
Wynn Las Vegas LLC, 7.75%, 2020		330,000	364,650

			$5,508,223
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$204,725
Hyva Global B.V., 8.625%, 2016 (n)		200,000	168,500
Johns Hopkins University, 5.25%, 2019		1,180,000	1,416,342
Mueller Water Products, Inc., 8.75%, 2020		219,000	245,828

			$2,035,395
Insurance - 1.8%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,228,473
American International Group, Inc., 3%, 2015		$20,000	20,344
American International Group, Inc., 8.25%, 2018		280,000	339,256
American International Group, Inc., 8.175% to 2038, FRN to 2068		375,000	400,781
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	488,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	464,357
Principal Financial Group, Inc., 8.875%, 2019		650,000	841,888
Prudential Financial, Inc., 6.2%, 2015		660,000	730,130
Unum Group, 7.125%, 2016		870,000	1,004,642

			$5,517,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$250,000	$272,500

Insurance - Property & Casualty - 2.6%
Aon Corp., 3.5%, 2015		$760,000	$797,935
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,107,411
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	393,937
CNA Financial Corp., 5.875%, 2020		990,000	1,082,111
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		365,000	496,400
PartnerRe Ltd., 5.5%, 2020		583,000	605,488
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	841,800
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,383,482
USI Holdings Corp., 9.75%, 2015 (z)		220,000	222,475
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,067,625

			$7,998,664
International Market Quasi-Sovereign - 2.8%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,287,012
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,117,117
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,876,469
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	572,743
Royal Bank of Scotland PLC, FRN, 1.21%, 2012 (n)		1,497,000	1,497,018
Vestjysk Bank A/S, FRN, 1.024%, 2013 (n)		710,000	712,602
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	550,071

			$8,613,032
International Market Sovereign - 11.1%
Federal Republic of Germany, 3.75%, 2015	EUR	1,675,000	$2,428,973
Federal Republic of Germany, 4.25%, 2018	EUR	677,000	1,075,864
Federal Republic of Germany, 6.25%, 2030	EUR	564,000	1,159,792
Government of Australia, 5.75%, 2021	AUD	264,000	320,770
Government of Bermuda, 5.603%, 2020 (n)		$295,000	337,775
Government of Canada, 4.5%, 2015	CAD	546,000	602,775
Government of Canada, 4.25%, 2018	CAD	290,000	335,882
Government of Canada, 5.75%, 2033	CAD	86,000	131,284
Government of Japan, 1.7%, 2017	JPY	231,350,000	3,100,490
Government of Japan, 1.1%, 2020	JPY	121,000,000	1,568,037
Government of Japan, 2.1%, 2024	JPY	56,000,000	777,536
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,704,771
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,816,575
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,112,345
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	305,310
Kingdom of Spain, 4.6%, 2019	EUR	1,168,000	1,480,543

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	$206,325
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,310,000	1,861,846
Kingdom of the Netherlands, 5.5%, 2028	EUR	148,000	266,468
Republic of Austria, 4.65%, 2018	EUR	543,000	825,578
Republic of Finland, 3.875%, 2017	EUR	152,000	227,862
Republic of France, 6%, 2025	EUR	371,000	632,233
Republic of France, 4.75%, 2035	EUR	790,000	1,218,591
Republic of Iceland, 4.875%, 2016 (n)		$891,000	898,336
Republic of Italy, 4.25%, 2015	EUR	619,000	832,726
Republic of Italy, 5.25%, 2017	EUR	1,872,000	2,543,632
Republic of Italy, 3.75%, 2021	EUR	709,000	837,239
State of Israel, 4%, 2022		$1,496,000	1,510,221
United Kingdom Treasury, 8%, 2015	GBP	746,000	1,527,459
United Kingdom Treasury, 8%, 2021	GBP	552,000	1,352,979
United Kingdom Treasury, 4.25%, 2036	GBP	513,000	971,250

			$33,971,467
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$828,290
Province of Ontario, 5.45%, 2016		745,000	866,535

			$1,694,825
Machinery & Tools - 1.0%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,234,847
Case Corp., 7.25%, 2016		145,000	159,681
Case New Holland, Inc., 7.875%, 2017		775,000	902,875
CNH Capital LLC, 6.25%, 2016 (n)		75,000	79,969
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		145,000	147,175
RSC Equipment Rental, Inc., 8.25%, 2021		315,000	340,200
UR Financing Escrow Corp., 5.75%, 2018 (n)		135,000	139,388
UR Financing Escrow Corp., 7.625%, 2022 (n)		139,000	146,993

			$3,151,128
Major Banks - 6.5%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$913,000	$923,673
Bank of America Corp., 7.375%, 2014		460,000	498,531
Bank of America Corp., 6.5%, 2016		1,305,000	1,426,784
Barclays Bank PLC, 5.125%, 2020		770,000	810,874
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	516,000
BNP Paribas, FRN, 3.224%, 2014		164,000	165,056
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	833,395
Credit Suisse New York, 5.5%, 2014		650,000	698,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
DBS Bank Ltd., 2.35%, 2017 (n)	$980,000	$980,384
Goldman Sachs Group, Inc., 6%, 2014	450,000	478,537
Goldman Sachs Group, Inc., 5.75%, 2022	1,213,000	1,266,607
HSBC USA, Inc., 4.875%, 2020	930,000	956,167
ING Bank N.V., 3.75%, 2017 (n)	2,263,000	2,235,489
Intesa Sanpaolo S.p.A., FRN, 2.892%, 2014 (n)	590,000	574,334
JPMorgan Chase & Co., 4.625%, 2021	870,000	926,765
JPMorgan Chase Capital XXII, 6.45%, 2087	616,000	616,000
JPMorgan Chase Capital XXVII, 7%, 2039	161,000	162,208
Macquarie Bank Ltd., 5%, 2017 (n)	769,000	781,939
Macquarie Group Ltd., 6%, 2020 (n)	933,000	931,084
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	432,406
Morgan Stanley, 6%, 2014	620,000	644,993
Morgan Stanley, 7.3%, 2019	250,000	268,334
Morgan Stanley, 5.625%, 2019	420,000	414,985
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	145,000	114,550
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	460,000	377,775
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	891,147
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	689,802
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	439,425

		$20,055,851
Medical & Health Technology & Services - 2.7%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$433,000	$445,593
Biomet, Inc., 10%, 2017	190,000	204,963
Biomet, Inc., 10.375%, 2017 (p)	135,000	145,969
Biomet, Inc., 11.625%, 2017	165,000	179,025
Cardinal Health, Inc., 5.8%, 2016	840,000	976,767
Davita, Inc., 6.375%, 2018	490,000	514,500
Davita, Inc., 6.625%, 2020	240,000	251,100
Emdeon, Inc., 11%, 2019 (n)	135,000	152,550
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	212,056
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	100,000	101,750
HCA, Inc., 8.5%, 2019	625,000	701,172
HCA, Inc., 7.5%, 2022	310,000	333,638
HCA, Inc., 5.875%, 2022	135,000	137,194
HealthSouth Corp., 8.125%, 2020	610,000	664,900
Hospira, Inc., 6.05%, 2017	490,000	551,506
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	160,000	157,400
McKesson Corp., 5.7%, 2017	370,000	433,231
Owens & Minor, Inc., 6.35%, 2016	710,000	779,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Physio-Control International, Inc., 9.875%, 2019 (z)	$185,000	$196,563
Tenet Healthcare Corp., 9.25%, 2015	190,000	212,325
Universal Health Services, Inc., 7%, 2018	210,000	226,013
Universal Hospital Services, Inc., 8.5%, 2015 (p)	315,000	322,678
Universal Hospital Services, Inc., FRN, 4.121%, 2015	90,000	85,275
USPI Finance Corp., 9%, 2020 (n)	85,000	89,038
Vanguard Health Systems, Inc., 8%, 2018	175,000	178,281

		$8,253,092
Metals & Mining - 2.3%
ArcelorMittal, 5.5%, 2021	$1,780,000	$1,753,250
Cloud Peak Energy, Inc., 8.25%, 2017	560,000	565,600
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	371,388
Consol Energy, Inc., 8%, 2017	195,000	205,725
Consol Energy, Inc., 8.25%, 2020	130,000	136,500
FMG Resources, 6%, 2017 (n)	160,000	162,800
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	85,000	87,338
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	320,000	346,400
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	619,000	585,978
OJSC Russian Agricultural Bank, 7.75%, 2017 (z)	361,000	361,120
Peabody Energy Corp., 6%, 2018 (n)	125,000	126,875
Peabody Energy Corp., 6.25%, 2021 (n)	125,000	126,563
Southern Copper Corp., 6.75%, 2040	450,000	496,829
Vale Overseas Ltd., 4.625%, 2020	437,000	462,775
Vale Overseas Ltd., 4.375%, 2022	841,000	861,664
Vale Overseas Ltd., 6.875%, 2039	303,000	363,737

		$7,014,542
Mortgage-Backed - 1.3%
Fannie Mae, 5.5%, 2019 - 2036	$1,337,989	$1,467,036
Fannie Mae, 6.5%, 2031	102,905	118,411
Fannie Mae, 6%, 2034 (f)	1,209,098	1,355,371
Freddie Mac, 4.224%, 2020	818,658	922,213

		$3,863,031
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$135,000	$138,038
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	170,000	155,125

		$293,163
Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.75%, 2018	$465,000	$501,038
Crosstex Energy, Inc., 8.875%, 2018	430,000	461,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7%, 2017	$410,000	$461,114
El Paso Corp., 7.75%, 2032	465,000	531,307
Enbridge Energy Partners LP, 4.2%, 2021	1,190,000	1,259,410
Energy Transfer Equity LP, 7.5%, 2020	380,000	420,850
Energy Transfer Partners LP, 6.5%, 2042	779,000	825,680
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	196,385
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	121,193
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	816,388
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,199,633
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	147,000	132,300
Spectra Energy Capital LLC, 8%, 2019	679,000	874,092

		$7,800,565
Network & Telecom - 2.1%
AT&T, Inc., 5.5%, 2018	$660,000	$778,426
AT&T, Inc., 3.875%, 2021	670,000	720,831
Centurylink, Inc., 7.65%, 2042	810,000	768,285
Cincinnati Bell, Inc., 8.25%, 2017	90,000	93,150
Cincinnati Bell, Inc., 8.75%, 2018	170,000	159,375
Citizens Communications Co., 9%, 2031	185,000	176,213
Eileme 2 AB, 11.625%, 2020 (n)	219,000	225,570
France Telecom, 4.375%, 2014	640,000	681,281
Frontier Communications Corp., 8.125%, 2018	220,000	231,000
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	288,225
Qwest Corp., 7.5%, 2014	560,000	630,000
Verizon Communications, Inc., 8.75%, 2018	690,000	942,523
Windstream Corp., 8.125%, 2018	55,000	59,125
Windstream Corp., 7.75%, 2020	500,000	535,000
Windstream Corp., 7.75%, 2021	115,000	123,338

		$6,412,342
Oil Services - 0.3%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$100,000	$94,000
Dresser-Rand Group, Inc., 6.5%, 2021	130,000	135,850
Pioneer Drilling Co., 9.875%, 2018	375,000	395,625
Pioneer Drilling Co., 9.875%, 2018 (n)	45,000	47,475
Unit Corp., 6.625%, 2021	190,000	192,850

		$865,800
Oils - 0.2%
Phillips 66, 4.3%, 2022 (n)	$534,000	$556,967

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - 4.2%
American Express Centurion Bank, 5.5%, 2013		$510,000	$532,562
Banco de Credito del Peru, 6.125%, 2027 (z)		120,000	120,900
Bancolombia S.A., 5.95%, 2021		398,000	422,875
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		460,000	464,600
Citigroup, Inc., 6.375%, 2014		630,000	679,389
Citigroup, Inc., 6.01%, 2015		530,000	573,538
Citigroup, Inc., 8.5%, 2019		461,000	572,783
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		645,000	677,076
HSBC Holdings PLC, 4%, 2022		1,047,000	1,063,693
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		265,000	231,256
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		1,090,000	1,129,895
Nomos Capital PLC, 10%, 2019 (z)		513,000	511,810
Rabobank Nederland N.V., 3.375%, 2017		525,000	541,716
Santander Holdings USA, Inc., 4.625%, 2016		130,000	129,551
Santander International Debt S.A., 2.991%, 2013 (n)		800,000	783,405
Santander UK PLC, 8.963% to 2030, FRN to 2049		618,000	618,000
SunTrust Banks, Inc., 3.5%, 2017		622,000	638,010
Svenska Handelsbanken AB, 4.875%, 2014 (n)		910,000	965,706
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		1,120,000	1,041,600
Union Bank, 3%, 2016		1,250,000	1,301,814

			$13,000,179
Pharmaceuticals - 1.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	145,000	$211,130
Celgene Corp., 3.95%, 2020		$890,000	931,341
Pfizer, Inc., 6.2%, 2019		1,280,000	1,612,518
Teva Pharmaceutical Finance LLC, 5.55%, 2016		359,000	406,881
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		110,000	113,988
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		210,000	212,888

			$3,488,746
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018 (z)		$185,000	$183,150
Republic Services, Inc., 5.25%, 2021		730,000	849,834

			$1,032,984
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$28,530	$23,965
Nielsen Finance LLC, 11.5%, 2016		133,000	153,615
Nielsen Finance LLC, 7.75%, 2018		270,000	298,350

			$475,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$125,000	$137,500

Real Estate - 1.7%
Boston Properties LP, REIT, 3.7%, 2018	$420,000	$437,043
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	130,000	118,625
Entertainment Properties Trust, REIT, 7.75%, 2020	250,000	271,089
HCP, Inc., REIT, 5.375%, 2021	806,000	887,986
Kennedy Wilson, Inc., 8.75%, 2019	125,000	130,313
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	225,709
MPT Operating Partnership LP, REIT, 6.875%, 2021	245,000	256,025
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,054,886
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	691,553

		$5,073,229
Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (n)	$210,000	$224,175
AutoZone, Inc., 6.5%, 2014	1,210,000	1,319,463
AutoZone, Inc., 3.7%, 2022	172,000	175,027
Burlington Coat Factory Warehouse Corp., 10%, 2019	290,000	310,300
Gap, Inc., 5.95%, 2021	1,118,000	1,155,907
J. Crew Group, Inc., 8.125%, 2019	250,000	258,750
Kohl’s Corp., 4%, 2021	377,000	397,429
Limited Brands, Inc., 5.25%, 2014	242,000	257,125
Limited Brands, Inc., 6.9%, 2017	205,000	229,344
Limited Brands, Inc., 7%, 2020	135,000	149,850
Limited Brands, Inc., 6.95%, 2033	115,000	111,550
Macy’s, Inc., 7.875%, 2015	860,000	1,010,608
Neiman Marcus Group, Inc., 10.375%, 2015	240,000	251,402
QVC, Inc., 7.375%, 2020 (n)	200,000	219,000
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	125,000	133,125
Staples, Inc., 9.75%, 2014	690,000	781,876
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	156,000
Toys “R” Us, Inc., 10.75%, 2017	415,000	456,500
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,050
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	130,000	132,925

		$7,732,406
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$720,000	$785,141
Koppers, Inc., 7.875%, 2019	115,000	123,625

		$908,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$210,000	$223,127
Michaels Stores, Inc., 7.75%, 2018	210,000	221,025

		$444,152
Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$788,734

Telecommunications - Wireless - 2.5%
American Tower Corp., 4.625%, 2015	$440,000	$468,920
American Tower Corp., REIT, 4.7%, 2022	732,000	751,449
Clearwire Corp., 12%, 2015 (n)	415,000	382,838
Cricket Communications, Inc., 7.75%, 2020	370,000	346,875
Crown Castle International Corp., 9%, 2015	175,000	193,375
Crown Castle International Corp., 7.125%, 2019	800,000	876,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	956,973
Digicel Group Ltd., 12%, 2014 (n)	100,000	111,250
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	378,189
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	106,750
MetroPCS Wireless, Inc., 7.875%, 2018	165,000	169,125
Rogers Cable, Inc., 5.5%, 2014	659,000	712,266
Sprint Capital Corp., 6.875%, 2028	225,000	168,188
Sprint Nextel Corp., 6%, 2016	335,000	304,013
Sprint Nextel Corp., 8.375%, 2017	310,000	298,375
Sprint Nextel Corp., 9%, 2018 (n)	75,000	82,594
VimpelCom Ltd., 7.504%, 2022 (n)	739,000	716,830
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	505,000	496,163
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	232,750

		$7,752,923
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$129,000
Level 3 Financing, Inc., 9.375%, 2019	255,000	277,950
Level 3 Financing, Inc., 8.625%, 2020 (n)	135,000	141,413
Oi S.A., 5.75%, 2022 (n)	842,000	863,050

		$1,411,413
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,419,081
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	891,532
Lorillard Tobacco Co., 8.125%, 2019	329,000	409,869
Lorillard Tobacco Co., 6.875%, 2020	480,000	569,476
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,247,641

		$4,537,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$248,000	$226,920

Transportation - Services - 1.2%
ACL I Corp., 11.375%, 2016 (n)(p)	$305,066	$296,022
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	60,000	62,850
Avis Budget Car Rental LLC , 9.75%, 2020	110,000	121,000
CEVA Group PLC, 8.375%, 2017 (n)	375,000	373,125
Commercial Barge Line Co., 12.5%, 2017	580,000	651,775
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,086,151
Hertz Corp., 7.5%, 2018	195,000	209,138
Navios Maritime Acquisition Corp., 8.625%, 2017	360,000	334,800
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	154,125
Swift Services Holdings, Inc., 10%, 2018	305,000	333,213

		$3,622,199
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$254,879

Utilities - Electric Power - 4.0%
AES Corp., 8%, 2017	$485,000	$552,900
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	881,558
Atlantic Power Corp., 9%, 2018 (z)	170,000	172,975
Calpine Corp., 8%, 2016 (n)	280,000	303,800
Calpine Corp., 7.875%, 2020 (n)	395,000	430,550
CMS Energy Corp., 4.25%, 2015	760,000	788,593
CMS Energy Corp., 5.05%, 2022	608,000	618,884
Covanta Holding Corp., 7.25%, 2020	210,000	227,221
Covanta Holding Corp., 6.375%, 2022	80,000	82,289
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	220,000	244,200
Duke Energy Corp., 3.35%, 2015	1,230,000	1,308,046
Edison Mission Energy, 7%, 2017	290,000	181,250
EDP Finance B.V., 6%, 2018 (n)	1,100,000	972,998
Energy Future Holdings Corp., 10%, 2020	360,000	391,950
Energy Future Holdings Corp., 10%, 2020	680,000	750,550
Energy Future Holdings Corp., 11.75%, 2022 (n)	130,000	134,875
Exelon Generation Co. LLC, 5.2%, 2019	360,000	405,516
GenOn Energy, Inc., 9.5%, 2018	25,000	23,750
GenOn Energy, Inc., 9.875%, 2020	455,000	427,700
NRG Energy, Inc., 7.375%, 2017	165,000	171,394
NRG Energy, Inc., 8.25%, 2020	680,000	681,700
PPL WEM Holdings PLC, 3.9%, 2016 (n)	930,000	976,959
Progress Energy, Inc., 3.15%, 2022	1,148,000	1,146,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$140,000	$86,800
Waterford 3 Funding Corp., 8.09%, 2017	310,402	313,692

		$12,276,645
Total Bonds (Identified Cost, $279,364,051)		$295,458,695

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017 (Identified Cost, $129,883)	$130,430	$123,224

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $237,000)	4,740	$185,050

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	6,738	$48,851

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	27	$78,300

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$40,576
Total Common Stocks (Identified Cost, $226,366)		$167,727

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	160	$135,800
Ally Financial, Inc., “A”, 8.5%	20,359	456,042
GMAC Capital Trust I, 8.125%	9,100	217,945
Total Preferred Stocks (Identified Cost, $911,262)		$809,787

	Strike Price	First Exercise

Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $122,486) (a)	$0.01	7/14/10	64	$185,600

Portfolio of Investments (unaudited) – continued

Convertible Bonds - 0.1%
Issuer	Shares/Par	Value ($)

Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $296,050) (a)(d)	$300,000	$299,250

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	5,789,451	$5,789,451
Total Investments (Identified Cost, $287,076,549)		$303,018,784

Other Assets, Less Liabilities - 1.0%		3,029,633
Net Assets - 100.0%		$306,048,417

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $84,788,062 representing 27.7% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$150,000	$135,800
American Media, Inc., 13.5%, 2018	12/28/10	28,933	23,965
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019	1/28/10	256,390	284,291
Ardagh Packaging Finance PLC, 9.125%, 2020	1/20/12	215,957	233,750
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	169,043	172,975
Audatex North America, Inc., 6.75%, 2018	4/10/12	128,378	130,938
Banco de Credito del Peru, 6.125%, 2027	4/19/12	120,000	120,900

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Banco do Nordeste do Brasil (BNB), 4.375%, 2019	4/26/12	$252,113	$253,619
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040	3/01/06	458,203	255,916
CNOOC Finance (2012) Ltd., 3.875%, 2022	4/25/12	203,733	204,168
Chaparral Energy, Inc., 7.625%, 2022	4/18/12-4/19/12	407,138	406,519
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	607,998	614,438
Crest Ltd., “A1” CDO, FRN, 0.953%, 2018	1/21/10	485,940	551,579
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	217,382	225,750
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020	4/10/12	505,000	537,825
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	20,000	20,600
Falcon Franchise Loan LLC, FRN, 5.668%, 2023	1/18/02	54,941	121,820
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03	80,083	140,837
GMAC LLC, FRN, 6.02%, 2033	11/17/00	714,609	740,359
HD Supply, Inc., 8.125%, 2019	4/05/12	95,000	102,006
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,925	86,041
Heckmann Corp., 9.875%, 2018	4/04/12	183,975	183,150
LBI Media, Inc., 8.5%, 2017	7/18/07	188,029	47,975
Laredo Petroleum, Inc., 7.375%, 2022	4/24/12	45,000	46,575
Levi Strauss & Co., 6.875%, 2022	4/24/12	45,000	46,013
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/16/11	364,303	380,072
Monaco SpinCo, Inc., 6.75%, 2020	4/20/12	45,000	46,575
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039	7/20/04	113,137	107,957
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	142,359	147,175
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	4/20/12	115,000	118,163
Nomos Capital PLC, 10%, 2019	4/20/12	513,000	511,810
OJSC Russian Agricultural Bank, 7.75%, 2017	4/20/12	361,000	361,120
Pertamina PT, 6%, 2042	4/26/12	198,248	197,483
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	188,092	196,563
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013	12/06/04	888,598	872,811
Republic of Croatia, 6.25%, 2017	4/19/12	198,946	202,372
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032	1/07/05	1,169,383	1,095,081
Townsquare Radio LLC, 9%, 2019	3/30/12	118,809	123,600
USG Corp., 7.875%, 2020	3/29/12-4/02/12	149,866	154,125
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	221,610	222,475
VTB Capital S.A., 6%, 2017	4/04/12	374,000	380,732
Total Restricted Securities			$10,805,923
% of Net assets			3.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank AG	9,233,000	5/16/12	$1,458,610	$1,462,517	$3,907
BUY	JPY	Credit Suisse Group	130,705,043	7/13/12	1,616,396	1,638,219	21,823

							$25,730

Liability Derivatives
SELL	AUD	Wespac Banking Corp.	301,736	7/13/12	$307,347	$312,026	$(4,679)
SELL	CAD	Merrill Lynch International Bank	1,093,747	7/13/12	1,091,074	1,105,352	(14,278)
SELL	DKK	Goldman Sachs International	1,701,041	7/13/12	298,979	302,835	(3,856)
SELL	EUR	JP Morgan Chase Bank N.A	4,360,374	7/13/12	5,701,102	5,774,077	(72,975)
SELL	GBP	Barclays Bank PLC	1,141,288	7/13/12	1,808,895	1,851,376	(42,481)
SELL	GBP	Deutsche Bank AG	1,141,288	7/13/12	1,808,564	1,851,376	(42,812)
BUY	IDR	JP Morgan Chase Bank N.A	4,086,041,000	6/04/12	444,377	443,013	(1,364)
SELL	SEK	Credit Suisse Group	1,114,421	7/13/12	163,247	165,325	(2,078)

							$(184,523)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	78	$10,317,978	June - 2012	$(109,961)

Swap Agreements at 4/30/12

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	1,260,000 (a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$16,780

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,396.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $281,287,098)	$297,229,333
Underlying affiliated funds, at cost and value	5,789,451
Total investments, at value (identified cost, $287,076,549)	$303,018,784
Receivables for
Forward foreign currency exchange contracts	25,730
Investments sold	349,225
Fund shares sold	537,742
Interest and dividends	4,419,292
Swaps, at value (net unamortized premiums received, $1,396)	16,780
Receivable from investment adviser	1,410
Other assets	2,215
Total assets	$308,371,178
Liabilities
Payable to custodian	$7,655
Payables for
Distributions	267,421
Forward foreign currency exchange contracts	184,523
Daily variation margin on open futures contracts	9,750
Investments purchased	1,233,066
Fund shares reacquired	422,959
Payable to affiliates
Shareholder servicing costs	119,578
Distribution and service fees	14,964
Payable for independent Trustees’ compensation	28,519
Accrued expenses and other liabilities	34,326
Total liabilities	$2,322,761
Net assets	$306,048,417
Net assets consist of
Paid-in capital	$306,699,534
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,692,315
Accumulated net realized gain (loss) on investments and foreign currency transactions	(15,899,746)
Accumulated distributions in excess of net investment income	(443,686)
Net assets	$306,048,417
Shares of beneficial interest outstanding	45,564,363

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$210,451,756	31,243,692	$6.74
Class B	35,335,265	5,288,072	6.68
ClassC	49,547,434	7,441,125	6.66
Class I	10,713,962	1,591,474	6.73

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.08 [100 / 95.25 x $6.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,253,656
Dividends	45,496
Dividends from underlying affiliated funds	1,889
Total investment income	$8,301,041
Expenses
Management fee	$954,715
Distribution and service fees	660,233
Shareholder servicing costs	215,633
Administrative services fee	27,282
Independent Trustees’ compensation	6,652
Custodian fee	41,735
Shareholder communications	24,406
Audit and tax fees	28,620
Legal fees	2,544
Miscellaneous	49,701
Total expenses	$2,011,521
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(176,476)
Net expenses	$1,835,039
Net investment income	$6,466,002
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,248,338
Swap transactions	6,657
Foreign currency transactions	346,020
Net realized gain (loss) on investments and foreign currency transactions	$2,601,015
Change in unrealized appreciation (depreciation)
Investments	$4,153,579
Futures contracts	(109,961)
Swap transactions	(523)
Translation of assets and liabilities in foreign currencies	114,441
Net unrealized gain (loss) on investments and foreign currency translation	$4,157,536
Net realized and unrealized gain (loss) on investments and foreign currency	$6,758,551
Change in net assets from operations	$13,224,553

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$6,466,002	$13,064,115
Net realized gain (loss) on investments and foreign currency transactions	2,601,015	1,847,155
Net unrealized gain (loss) on investments and foreign currency translation	4,157,536	(6,441,852)
Change in net assets from operations	$13,224,553	$8,469,418
Distributions declared to shareholders
From net investment income	$(6,927,415)	$(14,125,956)
Change in net assets from fund share transactions	$7,644,797	$(9,516,872)
Total change in net assets	$13,941,935	$(15,173,410)
Net assets
At beginning of period	292,106,482	307,279,892
At end of period (including accumulated distributions in excess of net investment income of $443,686 and undistributed net investment income of $17,727, respectively)	$306,048,417	$292,106,482

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.60		$6.72	$6.30	$5.43	$6.67	$6.70
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.33	$0.37	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.10)	0.44	0.98	(1.22)	(0.04)
Total from investment operations	$0.30		$0.21	$0.77	$1.31	$(0.85)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.35)	$(0.44)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$6.74		$6.60	$6.72	$6.30	$5.43	$6.67
Total return (%) (r)(s)(t)(x)	4.64	(n)	3.24	12.56	25.36	(13.37)	5.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.16	1.18	1.28	1.28	1.29
Expenses after expense reductions (f)	1.05	(a)	1.05	1.02	0.92	0.83	0.83
Net investment income	4.59	(a)	4.62	5.14	5.86	5.74	5.79
Portfolio turnover	23		38	49	53	45	55
Net assets at end of period (000 omitted)	$210,452		$203,155	$216,200	$188,786	$147,255	$185,193

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.54		$6.66	$6.24	$5.38	$6.59	$6.63
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.28	$0.29	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.10)	0.44	0.96	(1.19)	(0.04)
Total from investment operations	$0.28		$0.16	$0.72	$1.25	$(0.86)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.30)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$6.68		$6.54	$6.66	$6.24	$5.38	$6.59
Total return (%) (r)(s)(t)(x)	4.27	(n)	2.45	11.80	24.45	(13.70)	4.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.92	1.94	2.01	1.94	1.94
Expenses after expense reductions (f)	1.80	(a)	1.80	1.77	1.63	1.48	1.48
Net investment income	3.88	(a)	3.92	4.46	5.22	5.16	5.13
Portfolio turnover	23		38	49	53	45	55
Net assets at end of period (000 omitted)	$35,335		$34,112	$39,468	$39,976	$38,838	$60,044

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.52		$6.64	$6.22	$5.35	$6.56	$6.60
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.28	$0.29	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.10)	0.44	0.97	(1.19)	(0.04)
Total from investment operations	$0.28		$0.16	$0.72	$1.26	$(0.86)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.30)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$6.66		$6.52	$6.64	$6.22	$5.35	$6.56
Total return (%) (r)(s)(t)(x)	4.28	(n)	2.45	11.82	24.74	(13.79)	4.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.92	1.94	2.01	1.95	1.94
Expenses after expense reductions (f)	1.80	(a)	1.80	1.77	1.64	1.48	1.48
Net investment income	3.91	(a)	3.94	4.47	5.19	5.19	5.14
Portfolio turnover	23		38	49	53	45	55
Net assets at end of period (000 omitted)	$49,547		$46,531	$46,789	$37,931	$23,491	$30,385

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.59		$6.72	$6.30	$5.43	$6.66	$6.71
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.35	$0.35	$0.39	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.10)	0.43	0.97	(1.20)	(0.06)
Total from investment operations	$0.31		$0.22	$0.78	$1.32	$(0.81)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.45)	$(0.42)	$(0.41)
Net asset value, end of period (x)	$6.73		$6.59	$6.72	$6.30	$5.43	$6.66
Total return (%) (r)(s)(x)	4.77	(n)	3.34	12.84	25.71	(12.93)	5.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.91	0.93	1.00	0.93	0.95
Expenses after expense reductions (f)	0.80	(a)	0.80	0.77	0.64	0.48	0.48
Net investment income	4.82	(a)	4.83	5.36	6.10	6.10	6.08
Portfolio turnover	23		38	49	53	45	55
Net assets at end of period (000 omitted)	$10,714		$8,309	$4,823	$2,939	$1,679	$2,458

(a)	Annualized.
(d)	Per unit data is based on average units outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are

Notes to Financial Statements (unaudited) – continued

primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to

Notes to Financial Statements (unaudited) – continued

fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$907,888	$399,700	$40,576	$1,348,164
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	254,879	—	254,879
Non-U.S. Sovereign Debt	—	58,275,935	—	58,275,935
Corporate Bonds	—	168,891,841	—	168,891,841
Residential Mortgage-Backed Securities	—	3,863,031	—	3,863,031
Commercial Mortgage-Backed Securities	—	3,833,480	—	3,833,480
Asset-Backed Securities (including CDOs)	—	3,319,932	—	3,319,932
Foreign Bonds	—	57,318,847	—	57,318,847
Floating Rate Loans	—	123,224	—	123,224
Mutual Funds	5,789,451	—	—	5,789,451
Total Investments	$6,697,339	$296,280,869	$40,576	$303,018,784

Other Financial Instruments
Futures	$(109,961)	$—	$—	$(109,961)
Swaps	—	16,780	—	16,780
Forward Foreign Currency Exchange Contracts	—	(158,793)	—	(158,793)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$95,993
Change in unrealized appreciation (depreciation)	(55,417)
Balance as of 4/30/12	$40,576

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2012 is $(55,417).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(109,961)
Foreign Exchange	Forward Foreign Currency Exchange	25,730	(184,523)
Credit	Credit Default Swaps	16,780	—
Total		$42,510	$(294,484)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions	Foreign Currency Transactions
Foreign Exchange	$—	$381,319
Credit	6,657	—
Total	$6,657	$381,319

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(109,961)	$—	$—
Foreign Exchange	—	—	106,802
Credit	—	(523)	—
Total	$(109,961)	$(523)	$106,802

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The

Notes to Financial Statements (unaudited) – continued

fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the

Notes to Financial Statements (unaudited) – continued

swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection

Notes to Financial Statements (unaudited) – continued

buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2012, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments

Notes to Financial Statements (unaudited) – continued

received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$14,125,956

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$289,033,081
Gross appreciation	18,907,027
Gross depreciation	(4,921,324)
Net unrealized appreciation (depreciation)	$13,985,703

As of 10/31/11
Undistributed ordinary income	2,915,956
Capital loss carryforwards	(15,077,313)
Other temporary differences	(4,619,356)
Net unrealized appreciation (depreciation)	9,832,458

The aggregate cost above includes prior fiscal year tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/14	$(1,857,158)
10/31/16	(6,482,036)
10/31/17	(6,738,119)
Total	$(15,077,313)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class

Notes to Financial Statements (unaudited) – continued

expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/12	Year ended 10/31/11
Class A	$4,991,146	$10,246,663
Class B	702,624	1,533,882
Class C	990,450	2,012,309
Class I	243,195	333,102
Total	$6,927,415	$14,125,956

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the six months ended April 30, 2012, this waiver amounted to $73,440 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2013. For the six months end April 30, 2012, this reduction amounted to $102,523 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $43,111 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$253,764
Class B	0.75%	0.25%	1.00%	1.00%	168,746
Class C	0.75%	0.25%	1.00%	1.00%	237,723
Total Distribution and Service Fees					$660,233

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$972
Class B	12,058
Class C	4,632

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $94,417, which equated to 0.0643% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $121,216.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $390 and the Retirement Deferral plan resulted in an expense of $891. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $27,195 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,645 and are included in miscellaneous expense on the Statement of Operations . MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $513, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$436,551	$988,354
Investments (non-U.S. Government securities)	$73,588,348	$65,034,497

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,659,740	$17,648,354	5,619,855	$37,218,670
Class B	674,680	4,449,328	1,160,822	7,620,622
Class C	897,287	5,879,682	1,779,400	11,673,078
Class I	691,582	4,571,301	799,259	5,297,189
	4,923,289	$32,548,665	9,359,336	$61,809,559
Shares issued to shareholders in reinvestment of distributions
Class A	594,494	$3,947,182	1,174,857	$7,782,618
Class B	69,605	458,160	149,130	979,483
Class C	103,667	680,433	204,972	1,340,523
Class I	29,160	193,671	39,016	258,116
	796,926	$5,279,446	1,567,975	$10,360,740

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,812,967)	$(18,613,582)	(8,163,561)	$(54,102,705)
Class B	(671,307)	(4,397,938)	(2,019,616)	(13,269,096)
Class C	(699,716)	(4,588,812)	(1,895,497)	(12,363,505)
Class I	(389,888)	(2,582,982)	(295,674)	(1,951,865)
	(4,573,878)	$(30,183,314)	(12,374,348)	$(81,687,171)
Net change
Class A	441,267	$2,981,954	(1,368,849)	$(9,101,417)
Class B	72,978	509,550	(709,664)	(4,668,991)
Class C	301,238	1,971,303	88,875	650,096
Class I	330,854	2,181,990	542,601	3,603,440
	1,146,337	$7,644,797	(1,447,037)	$(9,516,872)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $1,073 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,055,217	36,746,326	(37,012,092)	5,789,451

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,889	$5,789,451

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.